Business Acquisitions	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
BUSINESS ACQUISITIONS

NOTE 4 — BUSINESS ACQUISITIONS

Gulf Coast Environmental Systems, LLC

On January 14, 2020, the Company entered into a Membership Interest and Loan Purchase Agreement (“Agreement”) with NEI, an environmental services company headquartered in Pittsburgh, PA, providing innovative technologies and practices to solid waste management transforming waste to renewable natural gas. Per the Agreement, the Company purchased 51% of the Class A membership interests (5,100 of the 10,000 issued and outstanding Class A interests) of GCES for consideration of $500,000. The purchase of 51% of the Class A interest transferred control of GCES to Archaea. Additionally, as part of Agreement, the Company purchased a loan receivable from GCES (the Loan) that was held by NEI for consideration of $656,014.

The acquisition of GCES was accounted for using the acquisition method, whereby all of the assets acquired and liabilities assumed were recognized at their fair value on the acquisition date, with any excess of the purchase price over the estimated fair value recorded as goodwill.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition:

Cash consideration	$500,000
Gross-up for non-controlling interests	480,392
Total Purchase Price	$980,392
Accounts receivable	$471,283
Contract assets	60,226
PPE	103,410
Intangibles	500,000
Goodwill	2,754,438
Other assets	12,000
Assets Acquired	$3,901,357
Accounts payable	$1,640,994
Other current liabilities	99,247
Contract liabilities	509,757
Loan payable to Archaea	656,014
Other long-term liabilities	14,953
Liabilities Assumed	$2,920,965
Net Assets Acquired	$980,392

After allocating the purchase price to the assets acquired and liabilities assumed based on their fair values at the date of acquisition, the Company recorded goodwill of approximately $2.7 million. Goodwill is attributed to the cost savings associated with acquiring one of the Company’s suppliers and its assembled workforce.

The fair values of intangible assets were based on valuations using the income approach. The preliminary fair value of intangible assets and their estimated useful lives are as follows:

Identified Intangible Assets	Fair Value	Remaining Useful Life
Customer relationships	$350,000	5 years
Trade names	150,000	5 years
Total	$500,000

Big Run Power Producers, LLC

On November 10, 2020, the Company acquired all of the outstanding membership interests of Big Run Power Producers LLC, a non-functioning, partially constructed landfill gas processing facility in Ashland, Kentucky, for a total base purchase consideration of $10,636,787, plus $3,000,000 contingent consideration in the form of a 10-year, $300,000 per year earnout provision based on the amount of production of renewable natural gas once the facility becomes commercially operational. Additionally, $1,255,000 in prepaid royalty fees were conveyed at purchase. This acquisition did not meet the definition of a business and was recorded as an asset acquisition in accordance with ASC 805-50. There were additional liabilities assumed in the amount of $2,140,228 as part of the acquisition such that the total cost allocated to the assets acquired was $15,777,014, of which substantially all the value was attributable to the CIP Plant asset. The full amount of the $3,000,000 contingent consideration was recorded on the acquisition date as it was determined probable and reasonably estimable. This amount is recorded on the balance sheet as deferred acquisition costs.

Biofuels San Bernardino Biogas LLC

On September 14, 2019, Archaea Holding, LLC completed the purchase of substantially all the assets of BioFuels San Bernardino Biogas, LLC (“Bernie”) for cash consideration of $390,000. This acquisition did not meet the definition of a business and was recorded as an asset acquisition in accordance with ASC 805-50.

Bernie holds landfill gas rights agreements with two landfills located in San Bernardino County, California. In connection with these agreements, Bernie has also entered two leases for land use with San Bernardino County whereby it expects to construct and develop two biogas facilities as part of the Company’s strategic plan to convert landfill gases into renewable energy sources. See Note 17.

PEI Power LLC

On December 21, 2020, Archaea Holdings, LLC (“Buyer”) entered into The Membership Interest Purchase and Sale Agreement (“Agreement”) with Energy Transfer Operating, L.P. (“Parent”), SemGroup LLC (“Seller”), and PEI Power LLC (“PEI”). Upon the terms and subject to the conditions contained in the Agreement, the Company will purchase and acquire all the membership interests of PEI at the closing. The aggregate consideration is $29,768,000 plus any repairs paid by PEI up to the closing date. Contemporaneously with the execution of this Agreement, the Company had delivered $2,456,000 deposit to the escrow account in December 2020. Additionally, in association with this transaction the Company prepaid $2,830,000 in acquisition costs during 2020 that were contingent upon the successful closing of this transaction which did not occur until quarter two 2021. Since these funds were due back to the Company if the transaction did not successfully close, this amount was recorded in other current assets at December 31, 2020.

As of December 31, 2020, the Company did not close this acquisition transaction and control of PEI Power LLC had not yet been transferred to the Company. The $2,456,000 deposit the Company delivered to the escrow account was included in other non-current assets in the Company’s consolidated balance sheet as of December 31, 2020.